Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 3,210	$ 2,445	$ 2,793	$ 2,326
Provision for credit losses
Originations	188	245	424	369
Maturities	(214)	(190)	(500)	(374)
Changes in risk, parameters and exposures	692	350	1,206	739
Write-offs	(289)	(150)	(380)	(310)
Recoveries	19	17	31	28
Exchange rate and other	(151)	(3)	(119)	(64)
Balance at end of period	3,455	2,714	3,455	2,714
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	835	709	787	774
Provision for credit losses
Transfers to Stage 1	44	52	99	102
Transfers to Stage 2	(43)	(40)	(64)	(95)
Transfers to Stage 3	(4)	(1)	(6)	(4)
Originations	188	245	424	369
Maturities	(117)	(95)	(303)	(192)
Changes in risk, parameters and exposures	59	(90)	11	(191)
Exchange rate and other	(16)	(23)	(2)	(6)
Balance at end of period	946	757	946	757
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	992	853	1,038	785
Provision for credit losses
Transfers to Stage 1	(43)	(51)	(98)	(101)
Transfers to Stage 2	43	41	73	99
Transfers to Stage 3	(71)	(38)	(206)	(47)
Maturities	(97)	(95)	(197)	(182)
Changes in risk, parameters and exposures	309	201	499	374
Exchange rate and other	(29)	13	(5)	(4)
Balance at end of period	1,104	924	1,104	924
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,383	883	968	767
Provision for credit losses
Transfers to Stage 1	(1)	(1)	(1)	(1)
Transfers to Stage 2		(1)	(9)	(4)
Transfers to Stage 3	75	39	212	51
Changes in risk, parameters and exposures	324	239	696	556
Write-offs	(289)	(150)	(380)	(310)
Recoveries	19	17	31	28
Exchange rate and other	(106)	7	(112)	(54)
Balance at end of period	$ 1,405	$ 1,033	$ 1,405	$ 1,033